Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.0%)
*	Frontier Communications Parent Inc.	208,072	7,890
	Nexstar Media Group Inc. Class A	23,689	4,552
*	EchoStar Corp. Class A	57,014	4,178
	New York Times Co. Class A	61,959	3,996
*	ZoomInfo Technologies Inc. Class A	233,057	2,312
	Warner Music Group Corp. Class A	63,060	1,781
	Iridium Communications Inc.	45,001	738
			25,447
Consumer Discretionary (11.1%)
	Aramark	218,482	8,121
*	Five Below Inc.	45,762	7,546
	Autoliv Inc.	58,746	6,932
	Lithia Motors Inc. Class A	21,309	6,794
	Somnigroup International Inc.	71,541	6,547
*	Mattel Inc.	267,810	5,656
*	Taylor Morrison Home Corp. Class A	82,162	5,151
	Gap Inc.	189,163	5,121
	Macy's Inc.	225,708	5,047
*	AutoNation Inc.	23,514	4,968
	VF Corp.	272,727	4,773
	Lear Corp.	44,233	4,749
	Thor Industries Inc.	44,231	4,672
	Dick's Sporting Goods Inc.	22,238	4,594
*	GameStop Corp. Class A	191,573	4,316
	Service Corp. International	45,467	3,612
[1]	Whirlpool Corp.	46,453	3,593
	Brunswick Corp.	54,294	3,589
	PVH Corp.	39,964	3,387
	Graham Holdings Co. Class B	2,830	3,131
	Polaris Inc.	44,397	2,946
*	Ollie's Bargain Outlet Holdings Inc.	20,898	2,573
*	Capri Holdings Ltd.	98,955	2,511
*	Floor & Decor Holdings Inc. Class A	39,390	2,506
	Penske Automotive Group Inc.	15,366	2,485
	Harley-Davidson Inc.	101,035	2,474
	Gentex Corp.	107,641	2,458
	Visteon Corp.	22,666	2,340
*	Goodyear Tire & Rubber Co.	237,775	2,059
	Vail Resorts Inc.	14,516	2,035
	KB Home	27,156	1,747
*	YETI Holdings Inc.	39,184	1,625
	Boyd Gaming Corp.	19,257	1,604
	Bath & Body Works Inc.	86,193	1,501
	Marriott Vacations Worldwide Corp.	23,010	1,256
	Columbia Sportswear Co.	21,376	1,148
*	RH	6,398	1,008
*	Cava Group Inc.	18,254	892
*	Under Armour Inc. Class A	157,282	727
*	Under Armour Inc. Class C	100,707	446
			138,640
Consumer Staples (5.4%)
*	US Foods Holding Corp.	187,176	14,725
*	Performance Food Group Co.	130,106	12,629
	Albertsons Cos. Inc. Class A	335,065	6,142
	Casey's General Stores Inc.	9,586	5,469
*	BJ's Wholesale Club Holdings Inc.	58,163	5,190
*	Darling Ingredients Inc.	131,484	4,814
*	Maplebear Inc.	82,771	3,477
	Ingredion Inc.	30,407	3,270
*	Celsius Holdings Inc.	47,863	1,960
	Flowers Foods Inc.	175,459	1,883

		Shares	Market Value ($000)
*	Post Holdings Inc.	17,486	1,819
*	BellRing Brands Inc.	56,537	1,746
	Marzetti Co.	8,651	1,444
*	Boston Beer Co. Inc. Class A	6,578	1,281
*	Coty Inc. Class A	304,899	1,012
			66,861
Energy (4.2%)
*	Antero Resources Corp.	243,956	8,887
	Ovintiv Inc.	213,656	8,751
	HF Sinclair Corp.	132,180	6,994
	NOV Inc.	308,690	4,742
	Chord Energy Corp.	47,591	4,467
	Range Resources Corp.	106,922	4,222
	Murphy Oil Corp.	111,517	3,576
	Antero Midstream Corp.	139,222	2,508
	PBF Energy Inc. Class A	68,277	2,354
	Weatherford International plc	31,048	2,323
	Civitas Resources Inc.	69,320	2,036
	Matador Resources Co.	35,027	1,485
			52,345
Financials (20.4%)
	Fidelity National Financial Inc.	212,315	12,618
	Annaly Capital Management Inc.	533,718	12,169
	Reinsurance Group of America Inc.	54,934	10,430
	Unum Group	130,245	9,895
	Ally Financial Inc.	232,833	9,616
	First Horizon Corp.	422,065	9,429
	Old Republic International Corp.	190,017	8,760
	Comerica Inc.	106,843	8,588
	Webster Financial Corp.	138,139	8,233
	SouthState Bank Corp.	84,122	7,530
	Carlyle Group Inc.	136,375	7,437
	Columbia Banking System Inc.	248,578	6,891
	Old National Bancorp	289,897	6,299
	Cadence Bank	154,871	6,170
	First American Financial Corp.	84,619	5,565
	Hanover Insurance Group Inc.	29,737	5,518
	Prosperity Bancshares Inc.	78,972	5,426
	Starwood Property Trust Inc.	286,875	5,261
	Essent Group Ltd.	81,907	5,140
	FNB Corp.	298,539	4,968
	Valley National Bancorp	400,135	4,530
	American Financial Group Inc.	32,221	4,437
	United Bankshares Inc.	117,462	4,374
	Hancock Whitney Corp.	70,454	4,269
	Bank OZK	88,004	4,050
	Selective Insurance Group Inc.	50,576	3,973
	Zions Bancorp NA	73,625	3,919
	Affiliated Managers Group Inc.	13,936	3,746
	Jefferies Financial Group Inc.	64,471	3,711
	Wintrust Financial Corp.	26,714	3,580
	Associated Banc-Corp	135,788	3,570
*	Texas Capital Bancshares Inc.	38,039	3,430
	CNO Financial Group Inc.	80,560	3,297
*	Brighthouse Financial Inc.	47,505	3,114
	Flagstar Bank NA	248,718	3,044
	Stifel Financial Corp.	24,619	3,003
	Synovus Financial Corp.	58,846	2,836
	MGIC Investment Corp.	99,635	2,825
	UMB Financial Corp.	24,917	2,768
	Janus Henderson Group plc	62,227	2,720
	Voya Financial Inc.	38,460	2,704
	Home BancShares Inc.	94,448	2,650
	Glacier Bancorp Inc.	58,795	2,487
	SEI Investments Co.	30,456	2,463
	Commerce Bancshares Inc.	44,356	2,391
	Kemper Corp.	52,155	2,124
	Pinnacle Financial Partners Inc.	23,013	2,110
	Cullen/Frost Bankers Inc.	16,039	1,984

		Shares	Market Value ($000)
	FirstCash Holdings Inc.	11,684	1,851
	First Financial Bankshares Inc.	47,643	1,488
*,1	WEX Inc.	8,550	1,268
	Federated Hermes Inc. Class B	23,952	1,202
*	Euronet Worldwide Inc.	13,788	1,022
	International Bancshares Corp.	13,030	866
			253,749
Health Care (7.0%)
*	Elanco Animal Health Inc.	412,973	9,610
*	BioMarin Pharmaceutical Inc.	159,602	8,927
*	Jazz Pharmaceuticals plc	50,424	8,901
*	Illumina Inc.	61,327	8,061
*	Avantor Inc.	566,679	6,647
*	Tenet Healthcare Corp.	28,640	6,210
*	Bio-Rad Laboratories Inc. Class A	15,173	4,929
*	Repligen Corp.	25,496	4,360
*	Option Care Health Inc.	134,904	4,196
*	Cytokinetics Inc.	49,736	3,389
*	Penumbra Inc.	11,352	3,328
*	Envista Holdings Corp.	138,124	2,887
	Chemed Corp.	6,545	2,874
	Encompass Health Corp.	24,282	2,822
	Bruker Corp.	49,714	2,427
	DENTSPLY SIRONA Inc.	165,804	1,880
*	LivaNova plc	26,802	1,710
*	Sotera Health Co.	93,075	1,627
	Perrigo Co. plc	114,360	1,527
*	Haemonetics Corp.	16,814	1,368
			87,680
Industrials (16.8%)
*	Nextpower Inc. Class A	122,990	11,268
	WESCO International Inc.	40,441	10,814
	Regal Rexnord Corp.	55,178	8,055
*	XPO Inc.	49,921	7,092
	CNH Industrial NV	738,201	6,961
	Oshkosh Corp.	53,190	6,818
	Knight-Swift Transportation Holdings Inc. Class A	134,914	6,179
	Graco Inc.	70,233	5,790
*	Fluor Corp.	134,382	5,769
	AGCO Corp.	51,489	5,456
	AECOM	51,743	5,336
	Fortune Brands Innovations Inc.	99,778	5,151
*	API Group Corp.	126,139	4,990
*	GXO Logistics Inc.	95,146	4,828
	Lincoln Electric Holdings Inc.	19,717	4,721
	Advanced Drainage Systems Inc.	30,922	4,712
*	Middleby Corp.	38,763	4,582
	UFP Industries Inc.	48,681	4,527
*	CACI International Inc. Class A	7,312	4,512
*	Kratos Defense & Security Solutions Inc.	58,932	4,485
	EnerSys	31,139	4,456
*	FTI Consulting Inc.	26,380	4,304
	Timken Co.	52,686	4,288
	Maximus Inc.	46,837	4,032
	Sensata Technologies Holding plc	121,057	3,882
	Watsco Inc.	11,022	3,818
	Landstar System Inc.	28,796	3,768
	Donaldson Co. Inc.	41,639	3,743
	Crane Co.	19,102	3,500
	ITT Inc.	18,804	3,463
	MSC Industrial Direct Co. Inc. Class A	37,941	3,375
	Science Applications International Corp.	38,959	3,359
	Toro Co.	47,572	3,318
	Watts Water Technologies Inc. Class A	11,160	3,079
*	Core & Main Inc. Class A	59,895	2,895
	Genpact Ltd.	63,307	2,789
	Ryder System Inc.	15,932	2,760
	KBR Inc.	62,106	2,560
	Hexcel Corp.	33,058	2,520

		Shares	Market Value ($000)
	Terex Corp.	54,533	2,520
	MSA Safety Inc.	15,288	2,466
	Flowserve Corp.	32,618	2,327
	Simpson Manufacturing Co. Inc.	11,755	1,968
	Brink's Co.	17,305	1,944
*	Avis Budget Group Inc.	14,040	1,908
	Valmont Industries Inc.	4,426	1,828
	GATX Corp.	11,240	1,798
*	Trex Co. Inc.	45,462	1,590
	Concentrix Corp.	37,190	1,347
	Exponent Inc.	16,829	1,217
	Insperity Inc.	29,778	1,053
			209,921
Information Technology (9.3%)
*	Flex Ltd.	311,985	18,441
	TD SYNNEX Corp.	63,755	9,721
*	Ciena Corp.	46,999	9,598
*	Lumentum Holdings Inc.	21,462	6,979
	Littelfuse Inc.	20,602	5,275
	MKS Inc.	32,933	5,150
	Entegris Inc.	60,478	4,665
*	Arrow Electronics Inc.	42,803	4,623
*	BILL Holdings Inc.	76,208	3,822
	Amkor Technology Inc.	94,490	3,438
	Dolby Laboratories Inc. Class A	50,858	3,430
	Avnet Inc.	69,709	3,312
	Cognex Corp.	83,742	3,191
*	Lattice Semiconductor Corp.	43,045	3,022
*	Onto Innovation Inc.	17,932	2,567
	Vontier Corp.	70,716	2,566
	Universal Display Corp.	19,849	2,361
*	Synaptics Inc.	32,044	2,195
*	Kyndryl Holdings Inc.	84,530	2,183
	Bentley Systems Inc. Class B	51,991	2,182
*	Cirrus Logic Inc.	16,634	2,002
*	Silicon Laboratories Inc.	15,555	1,985
*	Dropbox Inc. Class A	59,992	1,793
*	Qualys Inc.	12,617	1,777
*	Allegro MicroSystems Inc.	63,919	1,706
*	IPG Photonics Corp.	21,062	1,677
*	ASGN Inc.	36,404	1,639
	Crane NXT Co.	24,653	1,388
*	Novanta Inc.	11,669	1,326
	Power Integrations Inc.	30,783	1,034
*	Blackbaud Inc.	15,792	890
			115,938
Materials (7.1%)
	Reliance Inc.	43,721	12,212
	Crown Holdings Inc.	95,625	9,259
	Alcoa Corp.	215,223	8,984
	Royal Gold Inc.	36,934	7,529
*	Cleveland-Cliffs Inc.	473,541	6,175
	Commercial Metals Co.	93,042	5,934
	RPM International Inc.	45,874	4,920
*	MP Materials Corp.	62,653	3,881
	Sonoco Products Co.	81,985	3,457
	AptarGroup Inc.	25,731	3,210
	Silgan Holdings Inc.	73,805	2,926
	NewMarket Corp.	3,631	2,772
*	Axalta Coating Systems Ltd.	82,797	2,495
	Graphic Packaging Holding Co.	150,204	2,430
	Avient Corp.	76,079	2,327
	Olin Corp.	95,293	2,011
	Ashland Inc.	37,976	2,009
	Westlake Corp.	27,722	1,852
	Greif Inc. Class A	21,722	1,426
	Scotts Miracle-Gro Co.	23,296	1,319

			Shares	Market Value ($000)
		Cabot Corp.	19,479	1,219
				88,347
Real Estate (9.3%)
		WP Carey Inc.	182,032	12,264
		Rexford Industrial Realty Inc.	196,282	8,167
		Omega Healthcare Investors Inc.	147,131	6,756
		NNN REIT Inc.	156,922	6,489
		STAG Industrial Inc.	155,182	6,096
*		Jones Lang LaSalle Inc.	18,502	6,026
		Gaming & Leisure Properties Inc.	134,081	5,837
		American Homes 4 Rent Class A	167,922	5,394
		Healthcare Realty Trust Inc. Class A	292,260	5,328
		Equity LifeStyle Properties Inc.	80,532	5,063
		EastGroup Properties Inc.	23,451	4,249
		Agree Realty Corp.	54,175	4,075
		Sabra Health Care REIT Inc.	199,317	3,889
		Kilroy Realty Corp.	90,467	3,880
		Cousins Properties Inc.	139,618	3,599
		Lamar Advertising Co. Class A	26,696	3,534
		EPR Properties	63,268	3,307
		CubeSmart	87,181	3,246
		Brixmor Property Group Inc.	117,028	3,059
		First Industrial Realty Trust Inc.	50,619	2,897
		Rayonier Inc.	117,886	2,618
		Kite Realty Group Trust	104,141	2,410
		PotlatchDeltic Corp.	59,095	2,378
		COPT Defense Properties	44,996	1,383
		Vornado Realty Trust	36,234	1,334
		Independence Realty Trust Inc.	77,690	1,332
		Park Hotels & Resorts Inc.	84,884	918
				115,528
Utilities (7.2%)
*		Talen Energy Corp.	37,967	14,969
		Essential Utilities Inc.	233,128	9,230
		OGE Energy Corp.	167,408	7,664
		UGI Corp.	178,666	7,066
		National Fuel Gas Co.	75,106	6,193
		Portland General Electric Co.	91,073	4,628
		TXNM Energy Inc.	78,847	4,609
		Black Hills Corp.	60,563	4,469
		Southwest Gas Holdings Inc.	53,259	4,423
		Spire Inc.	49,070	4,351
		ONE Gas Inc.	49,871	4,176
		New Jersey Resources Corp.	83,489	4,014
		Northwestern Energy Group Inc.	51,032	3,526
		IDACORP Inc.	26,490	3,491
		ALLETE Inc.	48,128	3,254
		Ormat Technologies Inc.	27,768	3,135
				89,198
Total Common Stocks (Cost $1,100,196)				1,243,654
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $3,463)	4.024%	34,632	3,463
Total Investments (100.1%) (Cost $1,103,659)				1,247,117
Other Assets and Liabilities—Net (-0.1%)				(1,563)
Net Assets (100%)				1,245,554
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,965.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,099 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2025	2	663	22

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lattice Semiconductor Corp.	8/31/2026	BANA	1,020	(3.880)	32	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,243,654	—	—	1,243,654
Temporary Cash Investments	3,463	—	—	3,463
Total	1,247,117	—	—	1,247,117

Derivative Financial Instruments
Assets
Futures Contracts[1]	22	—	—	22
Swap Contracts	—	32	—	32
Total	22	32	—	54
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.